Deferred Expenses and Non-Current Investments (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Deferred Expenses and Non-Current Investments [Abstract]
Deferred expenses	[1]	₪ 314			₪ 337
Customer acquisition asset, net		115
Deposit used as collateral against hedging transactions	[2]	67			58
Bank deposit for loans to Company employees	[3]	51			47
Investment in equity-accounted investee		11			18
Other investments					5
Total		₪ 558	[4]	$ 161	₪ 465

[1]	Transactions for acquiring an indefeasible right of use (IRU) of seabed cable capacities are accounted for as service transactions. Under the contract, Bezeq International has the right of use for capacities until 2022 with an option for an extension until 2027. The amount of the prepaid expense is amortized on a straight line until 2027.
[2]	A deposit used as collateral for hedging transactions is payable in two increments in December 2019 and December 2020.
[3]	A bank deposit for loans to the Bezeq Group employees without a repayment date.
[4]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.